SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
SELLING AND MARKETING EXPENSES
Schedule of selling, marketing and business development expenses

	Year Ended December 31,
	2022	2021	2020

	U.S. dollars in thousands
Payroll and related expenses	19,235	24,227	20,756
Share-based payments	553	2,570	1,464
Professional services	6,596	17,441	18,957
Samples	836	1,008	438
Travel, Fleet, meals and related expenses	5,136	7,305	5,729
Office-related expenses	1,510	1,285	957
Other	1,576	1,787	984
	35,442	55,623	49,285